Business Combination (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Nov. 26, 2020	Nov. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Business combination consideration			$ 105,000
Cash			$ 133,956
Business combination number of shares			1,295,000
Business acquisition, value				$ 2,590,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gross margin percentage			11.60%
Selling cost percentage			4.40%
November, 2018 to November, 2019 [Member]
Business acquisition, value			$ 1,000,000
Common stock, par value			$ 2.00
Common Stock [Member]
Business acquisition, value				$ 130
Coastal Pride Company, Inc [Member]
Business combination, issuance		$ 2,590,000
Business combination number of shares		1,295,000
Coastal Pride Company, Inc [Member] | Merger [Member]
Business combination number of shares		87,700
Business combination cost		$ 175,400
Business combination legal fees		$ 110,176
Coastal Pride Company, Inc [Member] | Common Stock [Member] | Merger [Member]
Business combination number of shares		30,321
Coastal Pride Company, Inc [Member]
Business combination consideration		$ 3,700,000
Cash		$ 394,600
Business combination sales percentage		25.00%
Business acquisition, value	$ 2,590,000
Coastal Pride Company, Inc [Member] | Merger [Member]
Cash		$ 49,535
Coastal Pride Company, Inc [Member] | Unsecured Promissory Note [Member]
Business combination, issuance		$ 500,000
Interest rate		4.00%
Coastal Pride Company, Inc [Member] | Unsecured Convertible Promissory Note [Member]
Business combination, issuance		$ 210,000
Interest rate		4.00%